Transamerica Asset Allocation –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 17.1%
Transamerica Variable International Equity (A) (B)	199,352	$ 4,211,594

Money Market Fund - 0.2%
Transamerica Variable Government Money Market, 0.00% (A) (B) (C)	1,912	40,976

U.S. Equity Funds - 51.5%
Transamerica Variable Large Growth (A) (B)	27,863	4,577,204
Transamerica Variable Large Value Opportunities (A) (B)	43,716	4,900,080
Transamerica Variable Small Cap Growth (A) (B)	162,194	1,569,475
Transamerica Variable Small Cap Value (A) (B)	119,862	1,604,653

		12,651,412

U.S. Fixed Income Funds - 31.2%
Transamerica Variable High Quality Bond (A) (B)	29,699	525,227
Transamerica Variable High Yield Bond (A) (B)	29,378	1,023,081
Transamerica Variable Inflation-Protected Securities (A) (B)	81,049	2,240,219
Transamerica Variable Intermediate Bond (A) (B)	87,744	3,874,939

		7,663,466

Total Investment Companies (Cost $22,682,303)		24,567,448

Total Investments (Cost $22,682,303)		24,567,448
Net Other Assets (Liabilities) - (0.0)% (D)		(4,301)

Net Assets - 100.0%		$ 24,563,147

Transamerica Asset Allocation Variable Funds	Page 1

Transamerica Asset Allocation –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$24,567,448	$—	$—	$24,567,448

Total Investments	$24,567,448	$—	$—	$24,567,448

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2022	Shares as of September 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$71,993	$6,580,270	$(6,611,406)	$113	$6	$40,976	1,912	$—	$—
Transamerica Variable High Quality Bond	691,090	24,638	(157,433)	2,791	(35,859)	525,227	29,699	—	—
Transamerica Variable High Yield Bond	1,373,390	49,279	(200,584)	98,851	(297,855)	1,023,081	29,378	—	—
Transamerica Variable Inflation-Protected Securities	2,940,503	108,413	(428,130)	47,905	(428,472)	2,240,219	81,049	—	—
Transamerica Variable Intermediate Bond	5,031,691	184,795	(612,050)	74,679	(804,176)	3,874,939	87,744	—	—
Transamerica Variable International Equity	6,414,673	246,967	(733,069)	249,231	(1,966,208)	4,211,594	199,352	—	—
Transamerica Variable Large Growth	6,984,308	1,358,872	(707,485)	518,427	(3,576,918)	4,577,204	27,863	—	—
Transamerica Variable Large Value Opportunities	7,625,174	240,234	(1,930,772)	1,449,476	(2,484,032)	4,900,080	43,716	—	—
Transamerica Variable Small Cap Growth	2,492,437	105,290	(247,910)	26,547	(806,889)	1,569,475	162,194	—	—
Transamerica Variable Small Cap Value	2,371,392	80,078	(391,860)	136,789	(591,746)	1,604,653	119,862	—	—

Total	$35,996,651	$8,978,836	$(12,020,699)	$2,604,809	$(10,992,149)	$24,567,448	782,769	$—	$—

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at September 30, 2022.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Asset Allocation Variable Funds	Page 2

Transamerica Asset Allocation –

Intermediate/Long Horizon Subaccount

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (the “Subaccount”) is a subaccount of the Transamerica Asset Allocation Variable Funds separate account of Transamerica Financial Life Insurance Company.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Subaccount’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Subaccount, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. The value of the Subaccount’s investment in a corresponding Transamerica Variable Funds (“TVF”) subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Subaccount’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccount’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: The Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Fund. The summary of the inputs used for valuing the Fund’s assets carried at fair value is discussed in the Investment Valuation section of the Fund’s Notes to Schedule of Investments. Descriptions of the valuation techniques applied to the Subaccount’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

SUBSEQUENT EVENT

The Board has approved the liquidation of Short Horizon, Intermediate Horizon and Intermediate/Long Horizon Subaccounts effective on or about October 28, 2022.

Transamerica Asset Allocation Variable Funds	Page 3